Share capital - Schedule of changes in share capital (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	210,370	158,832
Balance (in Dollars)	$ 1,997,759	$ 2,723,356
Balance	53,179	130,371
Balance (in Dollars)	$ 1,028,780	$ 1,997,759
Warrants expired, shares	(77,191)	(20,769)
Warrants expired, amount (in Dollars)	$ (968,979)	$ (286,189)
Exercise of warrants, shares	(426,806)
Warrants issued, shares	346,806
Warrants cancelled, share		(7,692)
Warrants cancelled, amount (in Dollars)		$ (439,408)
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	12	2
Balance (in Dollars)	$ 151,701	$ 151,622
Balance	12	12
Balance (in Dollars)	$ 151,701	$ 151,701
Share repurchase, shares		10
Share repurchase, amount (in Dollars)		$ 79
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	2,299,502	605,796
Balance (in Dollars)	$ 150,318,624	$ 137,626,863
Balance	3,816,691	1,864,154
Balance (in Dollars)	$ 168,876,091	$ 148,929,236
Share repurchase, shares	984,792	956,935
Share repurchase, amount (in Dollars)	$ 8,192,245	$ 9,185,073
Shares for debt, shares		292,477
Shares for debt, amount (in Dollars)		$ 1,983,728
Exercise of warrants, shares	354,730
Exercise of warrants, amount (in Dollars)	$ 9,126,182
Exercise of RSUs, shares	92,690
Exercise of RSUs, amount (in Dollars)	$ 515,625
Shares issued for debt, shares	47,785
Shares issued for debt, amount (in Dollars)	$ 490,971
Exercise of options, shares	37,192	1,446
Exercise of options, amount (in Dollars)	$ 232,444	$ 102,563
RSUs converted to shares, share		7,500
RSUs converted to shares,amount (in Dollars)		$ 31,009
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	12
Balance (in Dollars)	$ 439
Shares to be issued, shares	12
Shares to be issued, amount (in Dollars)	$ 439